Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/99
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  A V Partners IV, L.P.
________________________________________________________________________________

Address:  114 West Seventh St., Austin Texas 78701______________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-______________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Joseph C. Aragona

Title:  General Partner

Phone:  512 485-1900

Signature, Place, and Date of Signing:

/s/ Joseph C. Aragona___________________________________________________________
[Signature]

Austin, TX______________________________________________________________________
[City, State]

February 10, 2000_______________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      5
                                                --------------

Form 13F Information Table Value Total:             $1,211,849
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                            Value      Shares/ Sh/ Put/ Invstmt          -------------------------
      Name of Issuer         Title of class   CUSIP      (x$1000)     PrnAmt  Prn Call Dscretn Managers    Sole     Shared   None
--------------------------   -------------- ---------     -------    --------- --- ---  ------- --------  --------   ------   ----
Crossroads Systems Inc       Common         22765D100     530,406    6,277,175  SH      Sole             6,277,175      0       0
Davox Corp                   Common         239208101         627       31,959  SH      Sole                31,959      0       0
Garden.com Inc               Common         365199108      12,420    1,429,623  SH      Sole             1,429,623      0       0
I2 Technologies              Common         465754109       7,930       40,667  SH      Sole                40,667      0       0
MetaSolv Software Incorpo    Common         591393103     660,466    8,079,090  SH      Sole             8,079,090      0       0